PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES
Schedule of prepayments and other current assets-third parties

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Deductible VAT	38,666	34,523
Prepayments to third-party suppliers	24,691	20,903
Contract costs	13,577	3,492
Deposits	2,868	3,417
Interest receivable	1,947	5,130
Others	5,309	5,222
Less: Allowance for credit losses	(14)	(146)
Total	87,044	72,541